Authorizations payable	12 Months Ended
Dec. 31, 2025
Authorizations Payable
Authorizations payable

19.	Authorizations payable

On December 31, 2025 and December 31, 2024, the Company has the following payables with ANATEL:

	2025	2024

Renewal of authorizations(i)	289,241	279,548
Updated ANATEL liability(ii)	221,194	209,538
Authorizations payable(iii)	970,998	990,696
	1,481,433	1,479,782

Current portion	(321,761)	(299,354)
Non-current portion	1,159,672	1,180,428

(i)	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable.[1] In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue from the application of Service Plans, Basic and Alternative of the region covered by the authorization that ends each biennium. On December 31, 2025, the outstanding balances relating to the renewal of Permits were R$ 289,241 (R$ 279,548 on December 31, 2024).

(ii)	On December 5, 2014, the Company signed the authorization term of the 700 MHz band related to authorizations of 4G permits, and paid the equivalent of R$ 1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.

On June 30, 2015, the Company filed a lawsuit questioning the collection of the excess nominal value of R$ 61 million, restated at IGP-DI totaling R$ 221 million on December 31, 2025 (R$ 210 million on December 31, 2024), which is still pending trial.

(iii)	It refers to the costs in the acquisition of the 2.3 GHz, 3.5 GHz, and 26 GHz radio frequency bands for the deployment of the 5th Generation mobile telephony (“5G Auction”), where in December 2021, the Authorization Terms were signed. The total initial amount specifically for radio frequencies of R$ 884 million is subject to interest linked to the Selic rate, and the Company chose to make annual payments for a period of 20 years (having paid the first 4 installments of R$ 46 million, R$ 52 million, R$ 58 million, and R$ 62 million).

The authorizations payable on December 31, 2025 due in long-term is in accordance with the following schedule:

2025

2027	257,453
2028	68,793
2029	68,793
2030	68,793
2031	68,793
≥2032	627,047
1,159,672

[1] The renewal time varies according to the bid notice and extension conditions approved by the Agency.

The primary authorizations held by TIM S.A. on December 31, 2025, as well as their expiration dates, are shown in the table below:

Expiration date
Terms of authorization	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1800 MHz	1900 MHz and 2100 MHz (3G)	2500 MHz V1 and V2 bands (4G)	2500 MHz (P band) (4G)	700 MHz (4G)	2.3 GHz (5G)	3.5 GHz (5G)	26 GHz (5G)
Amapá, Roraima, Pará, Amazonas and Maranhão	Mar 2031	Dec 2032	Apr 2038	Oct 2027		Dec 2029	-	Dec 2041	Dec 2031
Rio de Janeiro and Espírito Santo	Mar 2031	ES - Dec 2032	Apr 2038	Oct 2027		Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except county of Pelotas and region) and municipalities of Londrina and Tamarana in Paraná	Mar 2031	Dec 2032	Apr 2038	Oct 2027		Dec 2029	South - Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
São Paulo	Mar 2031	Previous balance - Dec 2032	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Paraná (except counties of Londrina and Tamarana)	Nov 2028 (800 MHz); Dec 2032 (900 & 1800MHz)	Dec 2032	Apr 2038	Oct 2027	AR41, Curitiba and Metropolitan Region, July 2031	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Santa Catarina	800 MHz – Nov 2028 1800 MHz – Dec 2032	Dec 2032	Apr 2038	Oct 2027	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Municipality and region of Pelotas, in the state of Rio Grande do Sul	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Pernambuco	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	Part of AR81, July 2031	Dec 2029	-	Dec 2041	Dec 2031
Ceará	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Paraíba	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Rio Grande do Norte	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Alagoas	Nov 2028	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031
Piauí	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031

Minas Gerais (except the counties of Sector 3 of the PGO for 3G radio frequencies, leftovers and 5G)	800 MHz – Nov 2028 1800 MHz – Dec 2032	Dec 2032	Apr 2038	Oct 2027	Part of AR31, Feb 2030	Dec 2029	Dec 2041	Dec 2041	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Bahia and Sergipe	800 MHz – Nov 2028 1800 MHz – Dec 2032	-	Apr 2038	Oct 2027	-	Dec 2029	-	Dec 2041	Dec 2031